Note 3 - Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 15,822	$ 13,136
Bad debt expense	6,155	11,624
Write-offs to accounts receivable	(8,163)	(9,446)
Recoveries to accounts receivable	13	169
Adjustment to opening retained earnings	0	53
Other	157	286
Balance	$ 13,984	$ 15,822